Property, Plant And Equipment, Intangible Assets And Goodwill (Property, Plant And Equipment) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment
Property, plant and equipment	$ 4,782,841	$ 4,599,719
Less: accumulated depreciation	1,885,211	1,562,865
Property, plant and equipment, net	2,897,630	3,036,854
Land, Buildings and Improvements [Member]
Property, Plant and Equipment
Property, plant and equipment	723,268	685,431
Structures [Member]
Property, Plant and Equipment
Property, plant and equipment	3,021,152	2,949,458
Towers, transmitters and studio equipment [Member]
Property, Plant and Equipment
Property, plant and equipment	440,612	427,679
Furniture and other equipment [Member]
Property, Plant and Equipment
Property, plant and equipment	473,995	431,757
Construction in progress [Member]
Property, Plant and Equipment
Property, plant and equipment	$ 123,814	$ 105,394